Note 9 - Long-term Investments	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Disclosure of interests in joint arrangements [text block]
9.	Long-term Investments

As of November 30, 2025, the Company's long-term investments consist of equity securities in Gold Royalty Corp. ("GRC") and NevGold measured at FVTOCI. Long-term investments in equity securities are recorded at fair value based on quoted market prices, with unrealized gains or losses excluded from earnings and reported as other comprehensive income or loss. Refer to tables below for movement in long-term investments measured at FVTOCI.

During the year ended November 30, 2024, the Company acquired 100,000 GRC common shares for $190 including transaction costs, through open market purchases over the facilities of the NYSE.

During the year ended November 30, 2025, the Company's investment in NevGold was reclassified from investment in associate to investment measured through FVTOCI (note 8).

The following tables outline the movement of the Company's long-term investments during the years ended November 30, 2025 and 2024:

		As at November 30,				As at November 30,
		2024				2025
	Number of shares(1)	Fair value ($)	Additions ($)	Disposals ($)	Unrealized Gains (FVTOCI) ($)	Fair Value ($)
Investment in GRC	21,533,125	38,906	-	-	93,185	132,091
Investment in NevGold(2)	19,073,350	-	5,982	(875)	11,105	16,212
		38,906	5,982	(875)	104,290	148,303

		As at November 30,			As at November 30,
		2023			2024
	Number of shares(3)	Fair value ($)	Additions ($)	Unrealized Losses (FVTOCI) ($)	Fair Value ($)
Investment in GRC	21,533,125	45,052	190	(6,336)	38,906

(1) As of November 30, 2025

(2) GoldMining has entered into an agreement with NevGold, pursuant to which it has agreed not to, subject to certain customary exceptions, directly or indirectly, sell NevGold Shares in open market transactions through the facilities of the TSX Venture Exchange or other stock exchange or public trading platform until February 27, 2027.

(3) As of November 30, 2024